Equity Method Investment (Details) - Schedule of Company’s Share of Equity Method Investments	12 Months Ended
May 31, 2023 USD ($)
Schedule Of Company SShare Of Equity Method Investments Abstract
Equity investment carrying amount at May 31, 2022
Payment made for equity method investment	5,368,959
Net income share of the Company	136,656
Dividends received	(2,123,932)
Equity investment carrying amount at May 31, 2023	$ 3,381,683